Income and Expenses - Summary of Compensation and Employee Benefits (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis Of Income And Expense [Abstract]
Salaries and other employee benefits	₱ 19,777	₱ 18,598	₱ 17,734
Pension benefit costs (Note 25)	1,855	1,610	1,775
Manpower rightsizing program, or MRP	1,703	1,747	419
Incentive plan (Note 25)	208	827
Total compensation and employee benefits	₱ 23,543	₱ 22,782	₱ 19,928